LEASE LIABILITIES (Details Narrative) - USD ($)	1 Months Ended		3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 17, 2020	May 22, 2019	Sep. 30, 2020	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Operating lease expenses			$ 13,538	$ 40,018
Gold Leaf, LLC
Operating lease expenses		$ 13,225	39,676	72,276	$ 44,867	$ 0
Deposits		$ 6,500
Kona [Member]
Operating lease expenses	$ 676		$ 1,841	$ 3,672